Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Funded Status of the Plans and the Amounts Recognized in the Combined Balance Sheets
The following table sets forth the funded status of the plans for Venator and the amounts recognized in the consolidated balance sheets at December 31, 2022 and 2021:

	Defined Benefit Plans		Other Postretirement Benefit Plans
	2022	2021	2022	2021
Change in benefit obligation
Benefit obligation at beginning of year	$1,072	$1,203	$3	$3
Service cost	2	2	—	—
Interest cost	15	13	—	—
Actuarial (gain) loss	(279)	(72)	(1)	—
Gross benefits paid	(44)	(47)	—	—
Plan amendments	—	6	—	—
Exchange rates	(90)	(31)	—	—
Benefit obligation at end of year	$676	$1,072	$2	$3
Accumulated benefit obligation at end of year	670	1,060
Change in plan assets
Fair value of plan assets at beginning of year	$1,028	$1,055	$—	$—
Actual return on plan assets	(244)	16	—	—
Employer contribution	9	18	—	—
Gross benefits paid	(44)	(47)	—	—
Exchange rates	(93)	(14)	—	—
Fair value of plan assets at end of year	$656	$1,028	$—	$—
Funded status
Fair value of plan assets	$656	$1,028	$—	$—
Benefit obligation	(676)	(1,072)	(2)	(3)
Accrued benefit cost	$(20)	$(44)	$(2)	$(3)
Amounts recognized in balance sheet:
Noncurrent asset	$114	$172	$—	$—
Current liability	(1)	(1)	—	—
Noncurrent liability (1)	(133)	(215)	(2)	(3)
Total	$(20)	$(44)	$(2)	$(3)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss (gain)	$262	$276	$(3)	$(3)
Prior service cost	8	9	—	—
Total	$270	$285	$(3)	$(3)
(1)  Noncurrent liabilities include liabilities of $5 million related to assets held for sale.

Schedule of Components of the Net Periodic Benefit Costs	Components of net periodic benefit gains for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Defined Benefit Plans
	2022	2021	2020
Service cost	$2	$2	$3
Interest cost	15	13	17
Expected return on plan assets	(25)	(43)	(46)
Amortization of actuarial loss	2	12	13
Amortization of prior service cost	1	1	1
Settlement loss	—	—	1
Net periodic benefit gain	$(5)	$(15)	$(11)

Schedule of Amounts Recognized in Net Periodic Benefit Cost and Other Comprehensive (Loss) Income
The amounts recognized in net periodic benefit cost and other comprehensive loss for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Defined Benefit Plans
	2022	2021	2020
Current year actuarial (gain) loss	$(9)	$(45)	$26
Amortization of actuarial loss	(2)	(12)	(13)
Current year prior service cost	—	6	—
Amortization of prior service cost	(1)	(1)	(1)
Other	(1)	(1)	(1)
Total recognized in other comprehensive (income) loss	(13)	(53)	11
Net periodic benefit gain	(5)	(15)	(11)
Total recognized in net periodic benefit cost and other comprehensive loss	$(18)	$(68)	$—

	Other Postretirement Benefit Plans
	2022	2021	2020
Current year actuarial loss	$(1)	$—	$—
Total recognized in other comprehensive loss	(1)	—	—
Net periodic benefit cost	—	—	—
Total recognized in net periodic benefit cost and other comprehensive loss	$(1)	$—	$—

Schedule of Weighted-Average Assumptions Used to Determine the Projected Benefit Obligation and the Net Periodic Pension Cost
The following weighted-average assumptions were used to determine the projected benefit obligation at the measurement date and the net periodic pension cost for the year:

	Defined Benefit Plans
	2022	2021	2020
Projected benefit obligation:
Discount rate	4.41%	1.58%	1.09%
Rate of compensation increase	2.19%	2.12%	2.12%
Net periodic pension cost:
Discount rate	1.58%	1.09%	1.60%
Rate of compensation increase	2.12%	2.12%	2.56%
Expected return on plan assets	2.99%	4.03%	5.02%

	Other Postretirement Benefit Plans
	2022	2021	2020
Projected benefit obligation:
Discount rate	5.39%	2.91%	2.46%
Net periodic pension cost:
Discount rate	2.91%	2.46%	3.27%
Rate of compensation increase	—%	—%	—%

Schedule of Projected Benefit Obligation and Fair Value of Plan Assets for the Defined Benefit Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets	The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as were as follows:

	December 31,
	2022	2021
Projected benefit obligation	$240	$386
Fair value of plan assets	105	170

Schedule of Defined Benefit Plans With an Accumulated Benefit Obligation in Excess of Fair Value of Plan Assets	The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021
Projected benefit obligation	$238	$384
Accumulated benefit obligation	237	383
Fair value of plan assets	104	168

Schedule of Expected Future Contributions and Benefit Payments	Expected future contributions and benefit payments are as follows:

	Defined Benefit Plans	Other Postretirement Benefit Plans
2023 expected employer contributions:
To plan trusts	$8	$—
Expected benefit payments:
2023	46	—
2024	47	—
2025	49	—
2026	49	—
2027	50	—
2028 - 2032	258	1

Schedule of Plan Assets Measured at Fair Value on a Recurring Basis	The following plan assets are measured at fair value on a recurring basis:

Asset Category	December 31, 2022	Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension plans:
Equities	$33	$4	$29	$—
Fixed income	574	28	51	495
Real estate/other	20	—	8	12
Cash and cash equivalents	29	29	—	—
Total pension plan assets	$656	$61	$88	$507

Asset Category	December 31, 2021	Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension plans:
Equities	$42	$15	$27	$—
Fixed income	919	26	886	7
Real estate/other	42	—	17	25
Cash and cash equivalents	25	25	—	—
Total pension plan assets	$1,028	$66	$930	$32

Schedule of Reconciliation of the Beginning and Ending Balances of Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)

	Real Estate/Other Year ended December 31,
	2022	2021
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Balance at the beginning of the period	$25	$28
Return on pension plan assets	(2)	(1)
Purchases, sales and settlements	(11)	(2)
Transfers (out of) into Level 3	—	—
Balance at the end of the period	$12	$25

	Fixed Income Year ended December 31,
	2022	2021
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Balance at the beginning of the period	$7	$7
Return on pension plan assets	(22)	—
Purchases, sales and settlements	510	—
Transfers (out of) into Level 3	—	—
Balance at the end of the period	$495	$7

Schedule of Asset Allocation for Pension Plans and the Target Allocation, by Asset Category	The asset allocation for our pension plans at December 31, 2022 and 2021 and the target allocation for 2022, by asset category, are as follows:

Asset category	Target allocation 2022	Allocated at December 31, 2022	Allocated at December 31, 2021
Pension plans:
Equities	6%	5%	4%
Fixed income	86%	88%	89%
Real estate/other	3%	3%	4%
Cash	5%	4%	3%
Total pension plans	100%	100%	100%